The Group (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate information and statement of IFRS compliance [abstract]
Equity	€ 196,010	€ 7,189	€ 25,934	€ 1,733